As filed with the Securities and Exchange Commission on August 22, 2025

1933 Act Registration No. 333-210186

1940 Act Registration No. 811-23147

United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-1A

Registration Statement Under the Securities Act of 1933	[ ]
Pre-Effective Amendment No. __	[ ]
Post-Effective Amendment No. 593	[X]
and/or
Registration Statement Under the Investment Company Act of 1940	[ ]
Amendment No. 595	[X]

First Trust Exchange-Traded Fund VIII

(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400

Wheaton, Illinois 60187

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (800) 621-1675

W. Scott Jardine, Esq., Secretary

First Trust Exchange-Traded Fund VIII

First Trust Advisors L.P.

120 East Liberty Drive, Suite 400

Wheaton, Illinois 60187

(Name and Address of Agent for Service)

Copy to:

Eric F. Fess, Esq.

Chapman and Cutler LLP

320 South Canal Street

Chicago, Illinois 60606

It is proposed that this filing will become effective (check appropriate box):

[   ] immediately upon filing pursuant to paragraph (b)

[X] on September 21, 2025 pursuant to paragraph (b)

[   ] 60 days after filing pursuant to paragraph (a)(1)

[   ] on (date) pursuant to paragraph (a)(1)

[   ] 75 days after filing pursuant to paragraph (a)(2)

[   ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Contents of Post-Effective Amendment No. 593

This Registration Statement comprises the following papers and contents:

The Facing Sheet

The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 592, as it relates to the FT Vest Nasdaq-100® Uncapped Accelerator ETF – December, FT Vest Nasdaq-100® Uncapped Accelerator ETF – June, FT Vest Nasdaq-100® Uncapped Accelerator ETF – March and FT Vest Nasdaq-100® Uncapped Accelerator ETF – September, each a series of the Registrant, until September 21, 2025. Parts A and B of the Registrant’s Post-Effective Amendment No. 552 under the Securities Act of 1933 as it relates to FT Vest Nasdaq-100® Uncapped Accelerator ETF – December, FT Vest Nasdaq-100® Uncapped Accelerator ETF – June, FT Vest Nasdaq-100® Uncapped Accelerator ETF – March and FT Vest Nasdaq-100® Uncapped Accelerator ETF – September, filed on December 20, 2024, is incorporated by reference herein.

Part C – Other Information

Signatures

Index to Exhibits

Exhibits

First Trust Exchange-Traded Fund VIII

Part C – Other Information

Item 28.	Exhibits

Exhibit No. Description

(a)	(1) Amended and Restated Declaration of Trust of the Registrant is incorporated by reference to the Post-Effective Amendment No. 10 filed on Form N-1A (File No. 333-210186) for Registrant on December 29, 2017.

(2) Amended and Restated Establishment and Designation of Series is incorporated by reference to the Post-Effective Amendment No. 585 filed on Form N-1A (File No. 333-210186) for Registrant on June 13, 2025.
(b)	By-Laws of the Registrant is incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-210186) filed on March 14, 2016.
(c)	Not applicable

(d)	(1) Investment Management Agreement, dated January 12, 2023, is incorporated by reference to the Post-Effective Amendment No. 371 filed on Form N-1A (File No. 333-210186) for Registrant on January 12, 2023.

(2) Amended Schedule A to Investment Management Agreement between Registrant and First Trust Advisors L.P. is incorporated by reference to the Post-Effective Amendment No. 591 filed on Form N-1A (File No. 333-210186) for Registrant on July 10, 2025.
(3) Investment Sub-Advisory Agreement between First Trust Advisors L.P. and Vest Financial LLC, is incorporated by reference to the Post-Effective Amendment No. 427 filed on Form N-1A (File No. 333-210186) for Registrant on October 18, 2023.

(4) Amended Schedule A to Investment Sub-Advisory Agreement between First Trust Advisors L.P. and Vest Financial LLC, is incorporated by reference to the Post-Effective Amendment No. 591 filed on Form N-1A (File No. 333-210186) for Registrant on July 10, 2025.

(e)	(1) Distribution Agreement is incorporated by reference to the Pre-Effective Amendment No. 2 filed on Form N-1A (File No. 333-210186) for Registrant on September 26, 2016.

(2) Exhibit A to Distribution Agreement by and between the Registrant and First Trust Portfolios L.P. is incorporated by reference to the Post-Effective Amendment No. 591 filed on Form N-1A (File No. 333-210186) for Registrant on July 10, 2025.
(f)	Not Applicable.
(g)	(1) Custody Agreement between the Registrant and The Bank of New York Mellon Corporation is incorporated by reference to the Pre-Effective Amendment No. 2 filed on Form N-1A (File No. 333-210186) for Registrant on September 26, 2016.

(2) Schedule I to Custody Agreement between the Registrant and The Bank of New York Mellon Corporation is incorporated by reference to the Post-Effective Amendment No. 591 filed on Form N-1A (File No. 333-210186) for Registrant on July 10, 2025.

(3) Schedule II to Custody Agreement between the Registrant and The Bank of New York Mellon Corporation is incorporated by reference to the Post-Effective Amendment No. 591 filed on Form N-1A (File No. 333-210186) for Registrant on July 10, 2025.
(h)	(1) Administration and Accounting Agreement between the Registrant and The Bank of New York Mellon Corporation is incorporated by reference to the Pre-Effective Amendment No. 2 filed on Form N-1A (File No. 333-210186) for Registrant on September 26, 2016.

(2) Amendment to Exhibit A of the Administration and Accounting Agreement is incorporated by reference to the Post-Effective Amendment No. 591 filed on Form N-1A (File No. 333-210186) for Registrant on July 10, 2025.

(3) Transfer Agency and Service Agreement between the Registrant and The Bank of New York Mellon Corporation is incorporated by reference to the Pre-Effective Amendment No. 2 filed on Form N-1A (File No. 333-210186) for Registrant on September 26, 2016.

(4) Amendment to Exhibit A of the Transfer Agency Agreement is incorporated by reference to the Post-Effective Amendment No. 591 filed on Form N-1A (File No. 333-210186) for Registrant on July 10, 2025.
(5) Form of Subscription Agreement is incorporated by reference to the Pre-Effective Amendment No. 2 filed on Form N-1A (File No. 333-210186) for Registrant on September 26, 2016.
(6) Form of Participant Agreement is incorporated by reference to the Pre-Effective Amendment No. 2 filed on Form N-1A (File No. 333-210186) for Registrant on September 26, 2016.
(i)	Not applicable.
(j)	Not Applicable.
(k)	Not Applicable.
(l)	Not Applicable.
(m)	(1) 12b-1 Service Plan is incorporated by reference to the Pre-Effective Amendment No. 2 filed on Form N-1A (File No. 333-210186) for Registrant on September 26, 2016.

(2) Exhibit A to 12b-1 Service Plan is incorporated by reference to the Post-Effective Amendment No. 591 filed on Form N-1A (File No. 333-210186) for Registrant on July 10, 2025.
(n)	Not Applicable.
(o)	Not Applicable.
(p)	(1) First Trust Advisors L.P., First Trust Portfolios L.P. Code of Ethics, amended on July 1, 2013 is incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-210186) filed on March 14, 2016.
(2) First Trust Funds Code of Ethics, amended on October 30, 2013 is incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-210186) filed on March 14, 2016.

(3) Vest Financial, LLC Code of Ethics, amended and restated on October 18, 2019, is incorporated by reference to the Post-Effective Amendment No. 183 filed on Form N-1A (File No. 333-210186) for Registrant on September 1, 2020.

(q)	(1) Powers of Attorney for Messrs. Bowen, Erickson, Kadlec, Keith and Nielson dated March 14, 2016, is incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-210186) filed on March 14, 2016.

(2) Powers of Attorney for Ms. Keefe dated November 1, 2021, is incorporated by reference to the Post-Effective Amendment No. 320 filed on Form N-1A (File No. 333-210186) for Registrant on November 4, 2021.

(3) Powers of Attorney for Ms. Wright dated September 11, 2023, is incorporated by reference to the Post-Effective Amendment No. 419 filed on Form N-1A (File No. 333-210186) for Registrant on September 15, 2023.

(4) Powers of Attorney for Mr. Driscoll dated August 20, 2025, is filed herewith.

__________________

Item 29.	Persons Controlled By or Under Common Control with Registrant

Not Applicable.

Item 30.	Indemnification

Section 9.5 of the Registrant’s Declaration of Trust provides as follows:

Section 9.5. Indemnification and Advancement of Expenses. Subject to the exceptions and limitations contained in this Section 9.5, every person who is, or has been, a Trustee, officer, or employee of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person"), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

No indemnification shall be provided hereunder to a Covered Person to the extent such indemnification is prohibited by applicable federal law.

The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person.

Subject to applicable federal law, expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 9.5 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 9.5.

To the extent that any determination is required to be made as to whether a Covered Person engaged in conduct for which indemnification is not provided as described herein, or as to whether there is reason to believe that a Covered Person ultimately will be found entitled to indemnification, the Person or Persons making the determination shall afford the Covered Person a rebuttable presumption that the Covered Person has not engaged in such conduct and that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

As used in this Section 9.5, the words "claim," "action," "suit" or "proceeding" shall apply to all claims, demands, actions, suits, investigations, regulatory inquiries, proceedings or any other occurrence of a similar nature, whether actual or threatened and whether civil, criminal, administrative or other, including appeals, and the words "liability" and "expenses" shall include without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

Item 31.	Business and Other Connections of the Investment Adviser

First Trust Advisors L.P. (“First Trust”), investment adviser to the Registrant, serves as adviser or sub-adviser to various other open-end and closed-end management investment companies and is the portfolio supervisor of certain unit investment trusts. The principal business of certain of First Trust’s principal executive officers involves various activities in connection with the family of unit investment trusts sponsored by First Trust Portfolios L.P. (“FTP”). The principal address for all these investment companies, First Trust, FTP and the persons below is 120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187.

A description of any business, profession, vocation or employment of a substantial nature in which the officers of First Trust who serve as officers or trustees of the Registrant have engaged during the last two years for his or her account or in the capacity of director, officer, employee, partner or trustee appears under “Management of the Fund” in the Statement of Additional Information. Such information for the remaining senior officers of First Trust appears below:

Name and Position with First Trust	Employment During Past Two Years
Andrew S. Roggensack, President	Managing Director and President, First Trust
R. Scott Hall, Managing Director	Managing Director, First Trust
David G. McGarel, Chief Investment Officer, Chief Operating Officer and Managing Director	Managing Director; Senior Vice President, First Trust
Kelly C. Dehler, Chief Compliance Officer	Assistant General Counsel, First Trust
Brian Wesbury, Chief Economist and Senior Vice President	Chief Economist and Senior Vice President, First Trust
Item 32.	Principal Underwriter

(a) FTP serves as principal underwriter of the shares of the Registrant, First Trust Exchange-Traded Fund, First Trust Exchange-Traded Fund II, First Trust Exchange-Traded Fund III, First Trust Exchange-Traded Fund IV, First Trust Exchange-Traded Fund V, First Trust Exchange Traded Fund VI, First Trust Exchange-Traded Fund VII, First Trust Exchange-Traded AlphaDEX® Fund, First Trust Exchange-Traded AlphaDEX® Fund II, First Trust Variable Insurance Trust and First Trust Series Fund. FTP serves as principal underwriter and depositor of the following investment companies registered as unit investment trusts: the First Trust Combined Series, FT Series (formerly known as the First Trust Special Situations Trust), the First Trust Insured Corporate Trust, the First Trust of Insured Municipal Bonds and the First Trust GNMA.

(b)

Name and Principal Business Address*	Positions and Offices with Underwriter	Positions and Offices with Fund
The Charger Corporation	General Partner	None
Grace Partners of DuPage L.P.	Limited Partner	None
James A. Bowen	Chief Executive Officer and Managing Director	Trustee and Chairman of the Board
James M. Dykas	Chief Financial Officer	President and Chief Executive Officer
Frank L. Fichera	Managing Director	None
R. Scott Hall	Managing Director	None
W. Scott Jardine	General Counsel, Secretary and Managing Director	Secretary
Daniel J. Lindquist	Managing Director	Vice President
David G. McGarel	Chief Investment Officer, Chief Operating Officer and Managing Director	None
Richard A. Olson	Managing Director	None
Marisa Bowen	Managing Director	None
Andrew S. Roggensack	President and Managing Director	None
Kristi A. Maher	International General Counsel	Chief Compliance Officer and Assistant Secretary
* All addresses are 120 East Liberty Drive, Wheaton, Illinois 60187.

(c) Not Applicable.

Item 33.	Location of Accounts and Records

First Trust, 120 East Liberty Drive, Wheaton, Illinois 60187, maintains the Registrant’s organizational documents, minutes of meetings, contracts of the Registrant and all advisory material of the investment adviser.

Item 34.	Management Services

Not Applicable.

Item	35. Undertakings

Not Applicable.

Signatures

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wheaton, and State of Illinois, on the 22nd day of August, 2025.

First Trust Exchange-Traded Fund VIII
By:	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date
/s/ James M. Dykas	President and Chief Executive Officer	August 22, 2025
James M. Dykas
/s/ Derek D. Maltbie	Treasurer, Chief Financial Officer and Chief Accounting Officer	August 22, 2025
Derek D. Maltbie
James A. Bowen*	) Trustee )
)
Thomas J. Driscoll*	) Trustee )
)
Richard E. Erickson*	) Trustee )
)
Thomas R. Kadlec*	) Trustee )
)
Denise M. Keefe*	) Trustee )
)
Robert F. Keith*	) Trustee )
	) By:	/s/ W. Scott Jardine
Niel B. Nielson*	) Trustee )	W. Scott Jardine Attorney-In-Fact
	)	August 22, 2025
Bronwyn Wright*	) Trustee )
)

*	Original powers of attorney dated March 14, 2016 or November 1, 2021 or September 11, 2023, or August 20, 2025 authorizing James A. Bowen, W. Scott Jardine, James M. Dykas, Eric F. Fess and Kristi A. Maher to execute Registrant's Registration Statement, and Amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement is filed, were previously executed, filed as an exhibit and are incorporated by reference herein or is filed herewith.

Index to Exhibits

(p)(4)	Powers of Attorney for Mr. Driscoll dated August 20, 2025.